Employee benefits - Employee benefits - Benefits to be paid by maturities (Details) € in Millions	Dec. 31, 2019 EUR (€)
Not later than one year [member]
Document Information [Line Items]
Post-employment benefits	€ 60
Other long-term benefits	515
Total employee benefits	575
Later than one year and not later than two years [member]
Document Information [Line Items]
Post-employment benefits	56
Other long-term benefits	389
Total employee benefits	445
Later than two years and not later than three years [member]
Document Information [Line Items]
Post-employment benefits	51
Other long-term benefits	307
Total employee benefits	358
Later than three years and not later than four years [member]
Document Information [Line Items]
Post-employment benefits	45
Other long-term benefits	250
Total employee benefits	295
Later than four years and not later than five years [member]
Document Information [Line Items]
Post-employment benefits	54
Other long-term benefits	145
Total employee benefits	199
Later than five years [member]
Document Information [Line Items]
Post-employment benefits	2,595
Other long-term benefits	87
Total employee benefits	2,682
French part-time for seniors plans [member] | Not later than one year [member]
Document Information [Line Items]
Other long-term benefits	425
French part-time for seniors plans [member] | Later than one year and not later than two years [member]
Document Information [Line Items]
Other long-term benefits	318
French part-time for seniors plans [member] | Later than two years and not later than three years [member]
Document Information [Line Items]
Other long-term benefits	240
French part-time for seniors plans [member] | Later than three years and not later than four years [member]
Document Information [Line Items]
Other long-term benefits	197
French part-time for seniors plans [member] | Later than four years and not later than five years [member]
Document Information [Line Items]
Other long-term benefits	91
French part-time for seniors plans [member] | Later than five years [member]
Document Information [Line Items]
Other long-term benefits	€ 20